Post-retirement benefits - Results summary of sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discount rate | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 409	$ 419
Decrease of actuarial assumption	$ (442)	$ (487)
Discount rate | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 30	$ 31
Decrease of actuarial assumption	$ (31)	$ (33)
Long-term inflation | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (155)	$ (167)
Decrease of actuarial assumption	$ 149	$ 160
Long-term inflation | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (8)	$ (9)
Decrease of actuarial assumption	$ 7	$ 8
Demographic – allowance for future improvements in longevity | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 228	$ 221
Decrease of actuarial assumption	$ (228)	$ (232)
Demographic – allowance for future improvements in longevity | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 6	$ 8
Decrease of actuarial assumption	$ (6)	$ (8)